GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance	$ 6,516	$ 7,253
Decrease due to sale of ViryaNet Australia		(737)
Changes during 2012	0
Ending Balance	$ 6,516	$ 6,516